Shareholder Report, Holdings (Details) - C000246579 [Member]	May 31, 2024
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investments Purchased With Proceeds From Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investments Purchased With Proceeds From Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)